INCOME TAX - Effect of the current and deferred taxes in each component of other comprehensive income in equity (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Components of other comprehensive income that will be reclassified to profit or loss, before tax [abstract]
Hedged Items	$ 514,713	$ (797,514)	$ (6,675,329)
Hedging derivatives in foreign currency			4,051,499
Hedging non-derivative instruments	(500,007)	760,997	2,549,821
Cash flow hedges	55,081	(35,923)	(2,396)
Foreign currency translation differences for foreign operations	247,019	(409,671)	1,356,213
Unrealized (losses) gains on securities at FVOCI - Debt financial instruments	(112,692)	1,795,666	(2,187,495)
Investments in associates and joint ventures	15,329	(35,892)	81,730
Total other comprehensive income that will be reclassified to profit or loss, before tax	219,443	1,277,663	(825,957)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss [abstract]
Tax (expense) income - Hedging of net investments in foreign subsidiaries operations, deferred	(1,988)	3,972	(3,264)
Current tax (expense) income - Hedging derivatives in foreign currency		919	(700,522)
Deferred tax (expense) income - Hedging derivatives in foreign currency		(2,930)	(818,130)
Current tax (expense) income - Hedging non-derivative instrument			(337,996)
Deferred tax (expense) income - Hedging non-derivative instrument	176,097	(266,321)	(586,846)
Tax (expense) income - Cash flow hedges, deferred	45,697	(83,357)	2,543
Tax (expense) income - Foreign currency translation differences for foreign operations, deferred	(17,298)	44,884	(24,593)
Tax (expense) income - Debt financial instruments, deferred	36,715	(517,560)	545,791
Deferred tax (expense) income - Investment in associates and joint ventures	(548)	1,660	(3,054)
Total income tax relating to components of other comprehensive income that will be reclassified to profit or loss	238,675	(818,733)	(1,926,071)
Current income tax relating to components of other comprehensive income that will be reclassified to profit or loss		919	(1,038,518)
Deferred income tax relating to components of other comprehensive income that will be reclassified to profit or loss	238,675	(819,652)	(887,553)
Components of other comprehensive income that will be reclassified to profit or loss, net of tax [abstract]
Net gain (loss) on hedges of net investments in foreign operations - Hedging derivative instrument	512,725	(793,542)	(6,678,593)
Net gain (loss) on hedges of net investments in foreign operations - Foreign currency translation differences from hedged foreign operations		(2,011)	2,532,847
Net gain (loss) on hedges of net investments in foreign operations - Hedging non-derivative instrument	(323,910)	494,676	1,624,979
Cash flow hedges	100,778	(119,280)	147
Foreign currency translation differences for foreign operations	229,721	(364,787)	1,331,620
Debt financial instruments	(75,977)	1,278,106	(1,641,704)
Investments in associates and joint ventures	14,781	(34,232)	78,676
Total other comprehensive income that will be reclassified to profit or loss, net of tax	458,118	458,930	(2,752,028)
Components of other comprehensive income that will not be reclassified to profit or loss, before tax [abstract]
Transfer from owner-occupied property to investment property	16,741	(1,963)	461
Unrealized gains (losses) on equity financial securities	301,497	156,383	(439,150)
Actuarial gains (losses) from defined benefit pension plans	(17,739)	(56,324)	95,819
Total other comprehensive income that will not be reclassified to profit or loss, before tax	300,499	98,096	(342,870)
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss [abstract]
Tax (expense) income - Transfer from owner-occupied property to investment property, deferred	(6,699)	1,051	(1,146)
Tax (expense) income - Unrealized gains (losses) on equity financial securities, deferred	(10,668)	(10,646)	(36,462)
Tax (expense) income - Actuarial gains (losses) from defined benefit pension plans, deferred	4,883	15,096	(30,369)
Total tax (expense) income, deferred	(12,484)	5,501	(67,977)
Components of other comprehensive income that will not be reclassified to profit or loss, net of tax [abstract]
Transfer from owner-occupied property to investment property	10,042	(912)	(685)
Unrealized gains (losses) on equity financial securities	290,829	145,737	(475,612)
Actuarial gains (losses) from defined benefit pension plans	(12,856)	(41,228)	65,450
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	288,015	103,597	(410,847)
Total other comprehensive income, before tax	519,942	1,375,759	(1,168,827)
Tax (expense) income	226,191	(814,151)	(955,530)
Current tax (expense) income		919	(1,038,518)
Deferred tax (expense) income	226,191	(814,151)	(955,530)
Other comprehensive income, net of taxes	746,133	562,527	$ (3,162,875)
Changes in the fair value other accounts receivable	$ 184,902	$ (258,982)